SUBSIDIARY PUBLIC ISSUERS - Financial Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Statement of comprehensive income [abstract]
Revenues	$ 1,044	$ 934	$ 2,057	$ 1,590
Net income attributable to partnership	125	13	334	35
Statement of financial position [abstract]
Current assets	2,135		2,135		$ 1,512
Non-current assets	26,695		26,695		27,965
Current liabilities	1,470		1,470		1,564
Non-current liabilities	15,084		15,084		14,439
Non-controlling interest—Redeemable Partnership Units held by Brookfield	1,832		1,832		2,012
Non-controlling interests—in operating subsidiaries	5,125		5,125		5,875
Preferred unitholders	752		752		595
Our partnership
Statement of comprehensive income [abstract]
Revenues	0	0	0	0
Net income attributable to partnership	64	(10)	186	(14)
Statement of financial position [abstract]
Current assets	0		0		0
Non-current assets	5,244		5,244		5,514
Current liabilities	0		0		0
Non-current liabilities	0		0		0
Non-controlling interest—Redeemable Partnership Units held by Brookfield	0		0		0
Non-controlling interests—in operating subsidiaries	0		0		0
Preferred unitholders	0		0		0
The Issuers
Statement of comprehensive income [abstract]
Revenues	0	0	0	0
Net income attributable to partnership	0	0	0	0
Statement of financial position [abstract]
Current assets	0		0		0
Non-current assets	0		0		0
Current liabilities	0		0		0
Non-current liabilities	1,256		1,256		1,313
Non-controlling interest—Redeemable Partnership Units held by Brookfield	0		0		0
Non-controlling interests—in operating subsidiaries	0		0		0
Preferred unitholders	0		0		0
Subsidiaries of our partnership other than the Issuers
Statement of comprehensive income [abstract]
Revenues	0	0	0	0
Net income attributable to partnership	125	13	334	35
Statement of financial position [abstract]
Current assets	0		0		0
Non-current assets	6,567		6,567		5,987
Current liabilities	0		0		0
Non-current liabilities	0		0		0
Non-controlling interest—Redeemable Partnership Units held by Brookfield	0		0		0
Non-controlling interests—in operating subsidiaries	0		0		0
Preferred unitholders	0		0		0
Consolidating adjustments
Statement of comprehensive income [abstract]
Revenues	1,044	934	2,057	1,590
Net income attributable to partnership	(64)	$ 10	(186)	$ 14
Statement of financial position [abstract]
Current assets	2,135		2,135		1,512
Non-current assets	14,884		14,884		16,464
Current liabilities	1,470		1,470		1,564
Non-current liabilities	13,828		13,828		13,126
Non-controlling interest—Redeemable Partnership Units held by Brookfield	1,832		1,832		2,012
Non-controlling interests—in operating subsidiaries	5,125		5,125		5,875
Preferred unitholders	$ 752		$ 752		$ 595